GOF P23 07/19

SUPPLEMENT DATED JULY 24, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

TEMPLETON GROWTH FUND, INC.

TEMPLETON FOREIGN FUND

TEMPLETON WORLD FUND

(each a series of Templeton Funds)

TEMPLETON GLOBAL BALANCED FUND

(a series of Templeton Global Investment Trust)

The Templeton Growth Fund, Inc., Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Templeton Growth Fund, Inc. – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Peter Moeschter, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since February 2019.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Warren Pustam, CFA   Vice President of Global Advisors and portfolio manager of the Fund since July 2019.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

II. The portfolio management team under the “FUND DETAILS – Templeton Growth Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been portfolio manager of the Fund since 2011. He joined Franklin Templeton in 1991.

Peter M. Moeschter, CFA   Executive Vice President of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton in 1997.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 1996.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 2007.

Warren Pustam, CFA   Vice President of Global Advisors.

Mr. Pustam has been a portfolio manager of the Fund since July 2019. He joined Franklin Templeton in 2013.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Messrs. Boersma and Moeschter are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. Arnold and Messrs. Peel, Arnett and Pustam provide the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

The Templeton World Fund Prospectus is amended as follows:

III. The portfolio management team under the “FUND SUMMARIES – Templeton World Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Peter Moeschter, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since February 2019.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Warren Pustam, CFA   Vice President of Global Advisors and portfolio manager of the Fund since July 2019.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

IV. The portfolio management team under the “FUND DETAILS – Templeton World Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio   managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been portfolio manager of the Fund since 2011. He joined Franklin Templeton in 1991.

Peter M. Moeschter, CFA  Executive Vice President of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton in 1997.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 1996.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 2007.

Warren Pustam, CFA   Vice President of Global Advisors

Mr. Pustam has been a portfolio manager of the Fund since July 2019. He joined Franklin Templeton in 2013.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Messrs. Boersma and Moeschter are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. Arnold and Messrs. Arnett, Peel and Pustam provide the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

The Templeton Foreign Fund Prospectus is amended as follows:

V. The portfolio management team under the “FUND SUMMARY – Templeton Foreign Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Christopher James Peel, CFA   Senior Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2017.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Herbert J. Arnett, Jr.   Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2017.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Peter Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since February 2019.

Warren Pustam, CFA   Vice President of Global Advisors and portfolio manager of the Fund since July 2019.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund.

VI. The portfolio management team under the “FUND DETAILS – Templeton Foreign Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Christopher James Peel, CFA   Senior Vice President and Portfolio Manager of Global Advisors

Mr. Peel was portfolio manager of the Fund since 2017 and assumed the lead portfolio manager of the Fund since July 2019. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin in 1997, left in 2001 to start her own company and rejoined again in 2008.

Herbert J. Arnett, Jr.   Vice President and Portfolio Manager of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton in 1996.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011. He joined Franklin Templeton in 1991.

Peter M. Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton in 1997.

Warren Pustam, CFA   Vice President of Global Advisors

Mr. Pustam has been a portfolio manager of the Fund since July 2019. He joined Franklin Templeton in 2013.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund.

The Templeton Global Balanced Fund Prospectus is amended as follows:

VII. The portfolio management team under the “FUND SUMMARY – Templeton Global Balanced Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the global equity portion of the Fund since 2015.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the global equity portion of the Fund since 2011.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

Warren Pustam, CFA   Vice President of Global Advisors and portfolio manager of the Fund since July 2019.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, , it is anticipated that Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and Mr. Michael Hasenstab and Mr. Warren Pustam will become the co-lead portfolio managers.

VIII.  The portfolio management team under the “FUND DETAILS – Templeton Global Balanced Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in global equity and global fixed-income markets. The team responsible for the global equity component of the Fund's portfolio is:

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the global equity portion of the Fund since 2015. She first joined Franklin Templeton in 1997, left in 2001 to start her own company and rejoined again in 2008.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the global equity portion Fund since 2011. He joined Franklin Templeton in 1991.

Warren Pustam, CFA   Vice President of Global Advisors

Mr. Pustam has been a portfolio manager of the Fund since July 2019. He joined Franklin Templeton in 2013.

Ms. Arnold and Mr. Pustam are jointly and primarily responsible for the day-to-day management of the global equity portion of the  Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Mr. Boersma provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The person responsible for the global fixed-income component of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the global fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, , it is anticipated that Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund, and Mr. Michael Hasenstab and Mr. Warren Pustam will become the co-lead portfolio managers.

Please keep this supplement with your Prospectus for future reference.